Other Current Receivables	12 Months Ended
Dec. 31, 2020
Other Current Receivables [Abstract]
OTHER CURRENT RECEIVABLES	NOTE 3 - OTHER CURRENT RECEIVABLES
	December 31,
	2020	2019
	USD in thousands
Governmental institutes	150	211
Prepaid expenses	197	339
Other receivables	54	63
	401	613